James Alpha Total Hedge Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA TOTAL HEDGE PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Total Hedge Portfolio	JTHSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Total Hedge Portfolio	1.12%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Total Hedge Portfolio on page 91 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA TOTAL HEDGE PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.42%
Acquired Fund Fees and Expenses(1)	0.70%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.30)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.82%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$185	$841	$1,522	$3,339

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha Total Hedge Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Total Hedge Portfolio Class S Shares
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.42%
Acquired Fund Fees and Expenses	0.70%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.30%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.82%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio's wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary")). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Total Hedge Portfolio | Class S Shares | USD ($)	185	841	1,522	3,339

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha EHS Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA EHS PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha EHS Portfolio	JAHSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha EHS Portfolio	1.12%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The third paragraph under the sub-heading James Alpha EHS Portfolio on page 92 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA ehs PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.83%
Acquired Fund Fees and Expenses(1)	0.55%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.38%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.71)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.67%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$170	$880	$1,613	$3,552

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha EHS Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha EHS Portfolio Class S Shares
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.83%
Acquired Fund Fees and Expenses	0.55%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.38%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.71%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.67%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha EHS Portfolio | Class S Shares | USD ($)	170	880	1,613	3,552

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha Event Driven Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA EVENT DRIVEN PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Event Driven Portfolio	JAESX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Event Driven Portfolio	1.12%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Event Driven Portfolio on page 93 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA EVENT DRIVEN PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.15%
Acquired Fund Fees and Expenses(1)	0.97%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.03)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	2.09%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$212	$866	$1,545	$3,358

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha Event Driven Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Event Driven Portfolio Class S Shares
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.15%
Acquired Fund Fees and Expenses	0.97%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.03%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	2.09%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio's wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary")). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Event Driven Portfolio | Class S Shares | USD ($)	212	866	1,545	3,358

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha Family Office Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA FAMILY OFFICE PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Family Office Portfolio	JFOSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Family Office Portfolio	1.12%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Family Office Portfolio on page 94 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA FAMILY OFFICE PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.99%
Acquired Fund Fees and Expenses(1)	0.44%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.63%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.07)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.56%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statements includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$159	$716	$1,300	$2,884

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha Family Office Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Family Office Portfolio Class S Shares
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.99%
Acquired Fund Fees and Expenses	0.44%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.63%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.07%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.56%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio's wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary")). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Family Office Portfolio | Class S Shares | USD ($)	159	716	1,300	2,884

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha Relative Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA RELATIVE VALUE PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Relative Value Portfolio	JRSVX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Relative Value Portfolio	1.12%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Relative Value Portfolio on page 95 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA RELATIVE VALUE PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.22%
Acquired Fund Fees and Expenses(1)	0.94%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.16%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.10)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2)(3)	2.06%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (as defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$209	$872	$1,559	$3,391

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha Relative Value Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Relative Value Portfolio Class S Shares
Management Fees	1.00%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.22%
Acquired Fund Fees and Expenses	0.94%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.16%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.10%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	2.06%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio's wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary")). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (as defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Relative Value Portfolio | Class S Shares | USD ($)	209	872	1,559	3,391

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha MLP Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA MLP PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

Class S Shares Prospectus Dated March 29, 2019 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha MLP Portfolio (formerly known as the James Alpha Yorkville MLP Portfolio)	JMLSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio and James Alpha MLP Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between the Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses with respect to the James Alpha MLP Portfolio), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha MLP Portfolio	1.49%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha MLP Portfolio on page 90 is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided in the first paragraph for each Portfolio except for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 90 of the Prospectus. The information provided for the James Alpha MLP Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses (including deferred tax expenses), leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired

Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The initial term of the Expense Limitation Agreements for the Portfolios is through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA MLP PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.91%
Deferred/Current Income Tax Expense(1)	0.01%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction /Reimbursement(2)	(1.62)%
Total Annual Portfolio Operating Expenses (After Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.50%

(1)	Deferred/Current Income Tax Expense represents the Portfolio’s potential income tax expense if it were to recognize unrealized gains/(losses) in the Portfolio. Deferred/current income tax expense is dependent upon the Portfolio’s net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Portfolio’s investments, the performance of those investments and general market conditions. Therefore, the Portfolio’s deferred/current income tax expense cannot be reliably predicted from year to year. Further information regarding the Portfolio’s deferred/current income tax expense can be found in the section entitled “Pricing of Portfolio Shares.”
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$153	$811	$1,494	$3,317

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha MLP Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha MLP Portfolio Class S Shares
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.91%
Deferred/Current Income Tax Expense	0.01%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.12%
Fee Waiver and/or Expense Reduction/Reimbursement	(1.62%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.50%	[3],[4]
[1]	Deferred/Current Income Tax Expense represents the Portfolio's potential income tax expense if it were to recognize unrealized gains/(losses) in the Portfolio. Deferred/current income tax expense is dependent upon the Portfolio's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Portfolio's investments, the performance of those investments and general market conditions. Therefore, the Portfolio's deferred/current income tax expense cannot be reliably predicted from year to year. Further information regarding the Portfolio's deferred/current income tax expense can be found in the section entitled "Pricing of Portfolio Shares."
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses (including deferred tax expenses), dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[4]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha MLP Portfolio | Class S Shares | USD ($)	153	811	1,494	3,317

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha Structured Credit Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the

James Alpha Structured Credit Value Portfolio Class S Shares Prospectus

Dated March 29, 2019 (the “Prospectus”)

James Alpha Structured Credit Value Portfolio     JASSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Structured Credit Value Portfolio (the “Portfolio”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolio are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved a new Operating Expense Limitation Agreement (the “Expense Limitation Agreement”) for Class S shares of the Portfolio. Pursuant to the Expense Limitation Agreement between the Manager and the Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares for the Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for the Portfolio do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”).

Reference is made to the sub-section entitled “Fees and Expenses of the Portfolio” located on page 1 of the Prospectus. The information under this sub-section is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.67%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	1.88%
Expense Waiver/Reimbursement(2)	(0.75%)
Total Annual Portfolio Operating Expenses (After Expense Waiver/Reimbursement)(2) (3)	1.13%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$115	$518	$946	$2,140

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO” located on page 15 of the Prospectus. The fourth paragraph under this section is deleted in its entirety.

Reference is made to the sub-heading entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIO” located on page 15 of the Prospectus. The information contained in the first paragraph under this sub-heading is deleted in its entirety and replaced with the following:

The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio, and Acquired Fund Fees and Expenses) do not exceed 1.12% of the Portfolio’s average net assets, for Class S shares through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the management fees were waived or expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees.

Please retain this supplement for future reference.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	James Alpha Structured Credit Value Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Structured Credit Value Portfolio Class S Shares
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.88%
Fee Waiver and/or Expense Reduction/Reimbursement	(0.75%)	[2]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.13%	[2],[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.12% of the Portfolio's average net assets (the "Expense Cap") through March 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Structured Credit Value Portfolio | Class S Shares | USD ($)	115	518	946	2,140

Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.